Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Summary of Business Combinations Completed
Business combinations completed in 2016, 2015 and 2014 are presented in Table 2.1. As of December 31, 2016, we had no pending acquisitions.

Table 2.1: Business Combinations Activity

Name of acquisition	Location	Type of business	Date	Total assets (in millions)
2016:
GE Railcar Services	Chicago, IL	Railcar and locomotive leasing	January 1	$4,339
GE Capital's Commercial Distribution Finance and Vendor Finance Businesses	North America, Asia, Australia / New Zealand and EMEA	Specialty Lending	March 1, July 1, August 1 & October 1	32,531
Analytic Investors, LLC	Los Angeles, CA	Asset Management	October 1	106
				$36,976
2015:
hs.Financial Products GmbH	Germany	Asset Management	November 30	$3
2014:
Helm Financial Corporation	San Francisco, CA	Railcar and locomotive leasing	April 15	$422